Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Land use rights estimated useful life	50 years
Government grants received, description	In the years ended December 31, 2019, 2018 and 2017, the Company received government grants of approximately $1,033,030, $628,000, and $487,000, and recognized approximately $946,164, $628,000, and $514,000 (including $ 27,000 granted in 2015 and received in 2017), in the consolidated statements of income and comprehensive income, respectively.
Other comprehensive income	$ 215,307	$ 0
Subsidiary description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Research and development	$ 1,826,346	2,654,513	$ 1,355,648
Advertising costs	57,245	6,376	1,519
Shipping and handling costs	$ 87,082	35,326	14,178
Retentions receivable, description	The amount withheld by customers until the end of warranty period, usually one to two years from customer acceptance at installation. Retentions receivable which were expected to be collected within one year of $858,902 and $1,017,333 were included in the balance of accounts receivable, net as of December 31, 2019 and 2018, respectively. Retentions receivable from related parties which were expected to be collected within one year of $273,184 and $854,835 were included in the balance of accounts receivable from related parties, net as of December 31, 2019 and 2018, respectively. Retentions receivable which were expected to be collected after one year of $734,140 and $344,856 were included in the balance of retentions receivable, non-current as of December 31, 2019 and 2018, respectively.
Contract liabilities, description	Contract liabilities are recorded when consideration is received from a customer prior to transferring the goods to the customer or other conditions under the terms of a sales contract. As of December 31, 2019 and 2018, the Company recorded contract liabilities of $5,522,913 and $2,953,595, respectively, which was presented as "Advances from customers" in the accompanying consolidated balance sheets. As of December 31, 2019 and 2018, the Company recorded contract liabilities of $7,254,968 and $586,719, respectively, which was presented as "Advances from customers – related parties" in the accompanying consolidated balance sheets. During the years ended December 31, 2019 and 2018, the Company recognized $1,464,271 and $246,146, respectively, of contract liabilities included in the opening balances of advance from customers. During the years ended December 31, 2019 and 2018, the Company recognized $525,934 and $707,056, respectively, of contract liabilities included in the opening balances of advance from customers – related parties. The amount was included in net revenues in the accompanying consolidated statements of income and comprehensive income. During the years ended December 31, 2019 and 2018, the Company recognized $215,307 and $0, respectively, of contract liabilities included in the opening balances of advance from customers.
Actual after-sales expense	$ 467,056	275,520	$ 122,737
Lease liabilities		156,301
Right of use assets		146,134
Deferred cost of revenue	$ 221,737	$ 343,090
Summary of significant accounting policies, description	The accompanying consolidated financial statements consolidate the financial statements of Newater Technology, its 100% owned subsidiaries Newater HK and Newater America, Newater HK's 100% owned subsidiaries Jinzheng and Jinda, and Jinzheng's branch, 100% owned and 70% owned subsidiaries, respectively, Jinzheng – Xi'an, Jinyu, and Yantai Nuclear-Power. All significant intercompany balances and transactions have been eliminated.
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership percentage	20.00%	50.00%